Bank Borrowings (Repayment Schedule of Long-term Bank Loan) (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2016	Jun. 30, 2015
BANK BORROWINGS [Abstract]
Within one year	¥ 172,411	¥ 121,584
Between one and two years	¥ 0	¥ 158,755